Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries

As of December 31, 2025, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary	Principal
Name	establishment	Directly	Indirectly	share capital	activities
Jianzhi Education Group Company Limited	British Virgin Islands (“BVI”), limited liability company March 20, 2018	100%	—	USD1	Investment holding
Jianzhi Education Technology (HK) Company Limited (“Jianzhi HK”)	Hong Kong, limited liability company April 3, 2018	—	100% owned by Jianzhi Education (BVI)	HKD1	Investment holding
Jianzhi Inc.	USA, limited liability company November 2 2022	—	100% owned by Jianzhi Education (Cayman)	USD1	Investment holding
HongKong Sentu Education Technology Ltd. (“Sentu HK”)	Hong Kong, November 14, 2016	—	100% owned by Jianzhi Education (HK)	HKD10,000,000	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd.	PRC, April 17, 2018	—	100% owned by Jianzhi Education (HK)	HKD30,000,000	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”)	PRC, June 13, 2016		100% owned by Jianzhi Beijing	RMB10,000,000	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”)	PRC, June 2, 2021		100% owned by Sentu Lejiao	RMB10,000,000	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd.(“Beijing Sentu”)	PRC, May 27, 2011		Contractual arrangements	RMB26,100,000	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd.	PRC, January 11, 2016	—	51.2% owned by Beijing Sentu	RMB10,500,000	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd.	PRC, May 6, 2011		100% owned by Beijing Sentu	RMB1,000,000	Provision of mobile media services
Guangzhou Lianhe Education Technology Co., Ltd	PRC, September 28, 2016	—	100% owned by Guangzhou Xingzhiqiao	RMB300,000	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd.	PRC, December 2, 2022		51% owned by Beijing Sentu	RMB 1,000,000	Provision of technology, education consultancy (excluding agent services) services

Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries

The carrying amounts of the assets, liabilities and the results of operations of the VIE and VIE’s subsidiaries included in the Company’s consolidated balance sheets and statements of income and comprehensive income, which are prepared before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and the Company and its subsidiaries, are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Current assets:
Cash	1,112,661	5,993,098
Accounts receivable, net	1,492,889	20,252,220
Short-term prepayments	397,178	74,863
Short-term investments	4,526,957	4,596,952
Prepaid expenses and other current assets	6,382,949	3,811,815
Amount due from the Company and its subsidiaries*	27,870,449	28,182,432
Total current assets	41,783,083	62,911,380

Non-current assets:
Right-of-use assets, net	764,839	475,738
Deferred tax assets, net	490,538	159,497
Property and equipment, net	147,260	113,998
Long-term prepayments	1,443,396	—
Total non-current assets	2,846,033	749,233
Total assets	44,629,116	63,660,613

*	As of December 31, 2024 and 2025, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.
	As of December 31,
	2024	2025
	RMB	RMB
Liabilities
Current liabilities:
Accounts payable	5,918,710	21,800,379
Salary and welfare payable	690,339	643,347
Contract liabilities	6,064,243	5,174,607
Income taxes payable	5,120,578	5,446,060
Value added tax (“VAT”) and other tax payable	3,937,133	3,937,133
Other payables	2,028,391	1,059,837
Lease liabilities, current	432,455	397,960
Total current liabilities	24,191,849	38,459,323

Non-current liabilities:
Lease liabilities, noncurrent	300,324	48,033
Total non-current liabilities	300,324	48,033
Total liabilities	24,492,173	38,507,356

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	91,618,100	44,472,918)	18,562,607
Net (loss) income	(83,941,158)	(1,982,595)	5,372,836

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(7,610,570)	2,934,386	5,431,368
Net cash used in investing activities	(18,527,776)	(4,519,556)	(390,553)
Net cash used in financing activities	—	—	—

*	As of December 31, 2024 and 2025, amounts to from the Company and its subsidiaries represent the payables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.